MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Real Assets Fund
(the “Fund”)
Supplement dated January 1, 2024 to the
Prospectus dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective January 1, 2024, T. Rowe Price Australia Limited replaces T. Rowe Price Japan, Inc. as a sub-subadviser to the Fund.
Effective January 1, 2024, the following information replaces similar information for the Fund found in the section titled Management on page 36:
Sub-subadviser(s): T. Rowe Price Australia Limited (“T. Rowe Price Australia”)
Effective January 1, 2024, the following information replaces the information for the Richard A. Coghlan found under the heading Portfolio Manager(s) in the section titled Management on page 36:
Richard A. Coghlan is a Vice President and Portfolio Manager at T. Rowe Price Australia. He has managed the Fund since August 2018.
Effective January 1, 2024, the following information replaces similar information for T. Rowe Price Associates, Inc. found on pages 69 and 70 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages the investments of the MassMutual Select T. Rowe Price Bond Asset Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, MassMutual Select T. Rowe Price Large Cap Blend Fund, MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, MassMutual Select T. Rowe Price Real Assets Fund, MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, and MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, has been managing assets since 1937. In addition, each of T. Rowe Price International Ltd (“T. Rowe Price International”) and T. Rowe Price Hong Kong Limited (“T. Rowe Price Hong Kong”) serves as sub-subadviser for the MassMutual Select T. Rowe Price Bond Asset Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, T. Rowe Price Australia Limited (“T. Rowe Price Australia”) serves as sub-subadviser for the MassMutual Select T. Rowe Price Real Assets Fund, and T. Rowe Price Investment Management, Inc. (“T. Rowe Price Investment Management”) serves as sub-subadviser for the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund. Each sub-subadviser, subject to the supervision of T. Rowe Price, is authorized to trade securities and make discretionary investment decisions on behalf of a Fund (which includes selecting foreign investments in developed and emerging market countries). T. Rowe Price International is a wholly-owned subsidiary of T. Rowe Price and its address is Warwick Court, 5 Paternoster Square, London, EC4M 7DX, United Kingdom. T. Rowe Price Hong Kong is a wholly-owned subsidiary of T. Rowe Price International and its address is 6/F Chater House, 8 Connaught Road, Central, Hong Kong. T. Rowe Price Australia is a wholly-owned subsidiary of T. Rowe Price International and its address is Level 28, Governor Phillip Tower, 1 Farrer Place, Sydney NSW 2000, Australia. T. Rowe Price Investment Management is a wholly-owned subsidiary of T. Rowe Price and its address is 100 East Pratt Street, Baltimore, Maryland 21202. As of September 30, 2023, T. Rowe Price and its affiliates had approximately $1.35 trillion in assets under management.
T. Rowe Price International and T. Rowe Price Hong Kong were added as sub-subadvisers of the MassMutual Select T. Rowe Price Emerging Markets Bond Fund on July 1, 2023. T. Rowe Price Australia replaced T. Rowe Price Japan, Inc. as a sub-subadviser of the MassMutual Select T. Rowe Price Real Assets Fund on January 1, 2024.

Effective January 1, 2024, the following information replaces the information for Richard A. Coghlan found on page 70 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Richard A. Coghlan
is a portfolio manager of the MassMutual Select T. Rowe Price Real Assets Fund. Mr. Coghlan is a Vice President and Portfolio Manager for T. Rowe Price Australia. He joined T. Rowe Price in 2017 and his investment experience dates from 1997. Since joining T. Rowe Price, he has served as a portfolio manager in the Multi-Asset Division of T. Rowe Price. Prior to joining T. Rowe Price, he worked as a fund manager and the head of Multi-Asset Asia for Schroders Investment Management.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRUN-23-05

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Real Assets Fund
(the “Fund”)
Supplement dated January 1, 2024 to the
Statement of Additional Information dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective January 1, 2024, T. Rowe Price Australia Limited replaces T. Rowe Price Japan, Inc. as a sub-subadviser to the Fund.
Effective January 1, 2024, the following information replaces the fourth sentence of the second paragraph in the section titled General Information on page B-3:
In addition, each of T. Rowe Price International Ltd (“T. Rowe Price International”) and T. Rowe Price Hong Kong Limited (“T. Rowe Price Hong Kong”) serves as a sub-subadviser for the MM Select T. Rowe Price Bond Asset Fund, MM Select T. Rowe Price Emerging Markets Bond Fund, and MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, T. Rowe Price Australia Limited (“T. Rowe Price Australia”) serves as a sub-subadviser for the MM Select T. Rowe Price Real Assets Fund, and T. Rowe Price Investment Management, Inc. (“T. Rowe Price Investment Management”) serves as a sub-subadviser for the MM Select T. Rowe Price Small and Mid Cap Blend Fund.
Effective January 1, 2024, the following information replaces the sixth sentence of the second paragraph in the section titled General Information on page B-3:
MML Advisers, J.P. Morgan, T. Rowe Price, T. Rowe Price Australia, T. Rowe Price Hong Kong, T. Rowe Price International, and T. Rowe Price Investment Management are registered with the Securities and Exchange Commission (the “SEC”) as investment advisers.
Effective January 1, 2024, the following information replaces the fifth sentence of the first paragraph in the section titled Management of the Trust on page B-52:
As investment adviser and subadvisers to the Funds, respectively, MML Advisers and J.P. Morgan, T. Rowe Price, T. Rowe Price Australia, T. Rowe Price Hong Kong, T. Rowe Price International, and T. Rowe Price Investment Management may be considered part of the management of the Trust.
Effective January 1, 2024, the following information replaces similar information for T. Rowe Price Associates, Inc. found on page B-69 under the heading Unaffiliated Subadvisers in the section titled Investment Advisory and Other Service Agreements:
In addition, each of T. Rowe Price International and T. Rowe Price Hong Kong serves as a sub-subadviser for the MM Select T. Rowe Price Bond Asset Fund, MM Select T. Rowe Price Emerging Markets Bond Fund, and MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, T. Rowe Price Australia serves as a sub-subadviser for the MM Select T. Rowe Price Real Assets Fund, and T. Rowe Price Investment Management serves as a sub-subadviser for the MM Select T. Rowe Price Small and Mid Cap Blend Fund. Each of T. Rowe Price International and T. Rowe Price Investment Management is a wholly-owned subsidiary of T. Rowe Price and each of T. Rowe Price Hong Kong and T. Rowe Price Australia is a wholly-owned subsidiary of T. Rowe Price International. T. Rowe Price has entered into a subadvisory agreement with each of T. Rowe Price International, T. Rowe Price Hong Kong, T. Rowe Price Australia, and T. Rowe Price Investment Management under which, subject to the supervision of T. Rowe Price, T. Rowe Price International, T. Rowe Price Hong Kong, T. Rowe Price Australia, and T. Rowe Price Investment Management are authorized to trade securities, make discretionary investment decisions, and effect securities transactions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage, on behalf of the MM Select T. Rowe Price Bond Asset Fund, MM Select T. Rowe Price Emerging Markets Bond Fund, MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, MM Select T. Rowe Price Real Assets Fund, and MM Select T. Rowe Price Small and Mid Cap Blend Fund, as applicable. T. Rowe Price International is located at Warwick Court, 5 Paternoster

Square, London, EC4M 7DX, United Kingdom. T. Rowe Price Hong Kong is located at 6/F Chater House, 8 Connaught Road, Central, Hong Kong. T. Rowe Price Australia is located at Level 28, Governor Phillip Tower, 1 Farrer Place, Sydney NSW 2000, Australia. T. Rowe Price Investment Management is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price International and T. Rowe Price Hong Kong also provide sub-subadvisory services for the MM Select T. Rowe Price International Equity Fund, which is a series of the Trust. T. Rowe Price Investment Management also provides sub-subadvisory services for the MassMutual Mid Cap Growth Fund, which is a series of the Trust, and for the MML Mid Cap Growth Fund which is a series of MML Series Investment Fund, a registered, open-end investment company for which MML Advisers serves as investment adviser.
Effective January 1, 2024, the following information replaces the first sentence in the section titled Codes of Ethics on page B-73:
The Trust, MML Advisers, the Distributor, J.P. Morgan, T. Rowe Price, T. Rowe Price Australia, T. Rowe Price Hong Kong, T. Rowe Price International, and T. Rowe Price Investment Management have each adopted a code of ethics (the “Codes of Ethics”) pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended.
Effective January 1, 2024, the following information replaces the reference to T. Rowe Price Japan, Inc. found at the top of page B-115 in the section titled Appendix C — Additional Portfolio Manager Information:
T. Rowe Price Australia Limited
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRUN-23-06